Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	€ 9,014		€ 9,316
Undrawn committed facilities	3,610	€ 3,500	3,583
Within 1 year [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	815		618
Between1 and 2 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	956		748
Undrawn committed facilities	12
Between 2 and 3 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	385		948
Undrawn committed facilities	5		15
Between 3 and 4 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	771		370
Undrawn committed facilities	50		50
Between 4 and 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	598		776
Undrawn committed facilities	3,500		3,500
After 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	5,489		5,856
Undrawn committed facilities	€ 43		€ 18